ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 251,000	$ 252,000	$ 324,000
Accounts receivable - related parties	336,000	480,000	480,000
Sub-total accounts receivable	587,000	732,000	804,000
Allowance for doubtful accounts	(30,000)	(30,000)	(16,000)
Net accounts receivable	$ 557,000	$ 702,000	$ 788,000